GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO
Schedule of Investments
May 31, 2025 (Unaudited)
Additional Investment Information
Shares Description Value
a a
Underlying Funds (Class R6 Shares)
(a)
– 85.9%
Equity – 85.9%
15,900,561 Goldman Sachs  U.S. Equity
Dividend and Premium Fund $ 269,514,503
8,869,985 Goldman Sachs International
Equity Dividend and Premium
Fund 70,427,680
838,374 Goldman Sachs Small Cap
Equity Insights Fund 21,864,799
770,308 Goldman Sachs International
Small Cap Insights Fund 11,446,778
832,990 Goldman Sachs Emerging
Markets Equity Insights Fund 7,688,498
39,961 Goldman Sachs Energy
Infrastructure Fund 551,058
TOTAL UNDERLYING FUNDS (CLASS R6 SHARES)
(Cost $234,201,006)
381,493,316
a
Exchange-Traded Funds – 5.4%
360,213 iShares Core S&P Mid-Cap ETF 21,627,189
9,491 Health Care Select Sector SPDR
Fund 1,258,886
8,246 iShares MSCI Mexico ETF 496,162
30,700 Sprott Physical Uranium Trust* 495,057
1,100 iShares iBoxx $ High Yield
Corporate Bond ETF 87,527
1,788 Sprott Physical Gold Trust* 44,968
38 iShares Core S&P 500 ETF 22,502
167 iShares Core MSCI Emerging
Markets ETF 9,467
43 Invesco Nasdaq 100 ETF 9,191
106 Vanguard Russell 2000 ETF 8,797
TOTAL EXCHANGE-TRADED FUNDS
(Cost $23,660,525)
24,059,746
Shares Dividend Rate Value
aa
Investment Company – 6.6%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
29,431,891 4.216% $ 29,431,891
(Cost $29,431,891)
TOTAL INVESTMENTS – 97.9%
(Cost $287,293,422)
$ 434,984,953
OTHER ASSETS IN EXCESS OF LIABILITIES
– 2.1%
9,213,067
NET ASSETS – 100.0%
$ 444,198,020
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Currency Abbreviations:
AUD Australian Dollar
CHF Swiss Franc
COP Colombian Peso
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
SGD Singapore Dollar
USD United States Dollar
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
—
At May 31, 2025, the
Portfolio
had the following forward foreign
currency exchange contracts:
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Gain
Morgan Stanley Co., Inc.
AUD 1,830,000 USD 1,144,447 6/18/2025 $ 35,442
CHF 860,000 USD 981,106 6/18/2025 65,921
DKK 3,850,000 USD 560,809 6/18/2025 25,857
EUR 3,120,000 USD 3,388,576 6/18/2025 157,678
GBP 1,330,000 USD 1,718,036 6/18/2025 74,076
ILS 80,000 USD 21,561 6/18/2025 1,211
INR 244,000,000 USD 2,795,978 6/18/2025 53,192
JPY 491,000,000 USD 3,302,123 6/18/2025 116,276
NOK 600,000 USD 57,031 6/18/2025 1,749
NZD 50,000 USD 28,448 6/18/2025 1,448
SEK 4,425,000 USD 442,245 6/18/2025 19,764
SGD 200,000 USD 149,475 6/18/2025 5,750
TRY 20,539,000 USD 487,862 6/18/2025 27,058

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Gain
Morgan Stanley Co., Inc.
(continued)
USD 913,811 HKD 7,090,000 6/18/2025 $ 8,165
TOTAL
$ 593,587
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Loss
Morgan Stanley Co., Inc.
HKD 1,660,000 USD 213,739 6/18/2025 (1,697)
USD 3,690,304 AUD 5,819,962 6/18/2025 (62,105)
USD 4,801,656 CHF 4,200,844 6/18/2025 (312,760)
USD 1,472,724 DKK 10,110,000 6/18/2025 (67,846)
USD 16,635,506 EUR 15,314,225 6/18/2025 (770,947)
USD 7,381,078 GBP 5,724,415 6/18/2025 (332,299)
USD 222,141 ILS 800,000 6/18/2025 (5,585)
USD 2,772,339 INR 244,000,000 6/18/2025 (76,830)
USD 12,110,886 JPY 1,769,272,100 6/18/2025 (206,993)
USD 392,182 MXN 8,125,000 6/18/2025 (25,868)
USD 295,070 NOK 3,200,000 6/18/2025 (18,423)
USD 103,478 NZD 180,000 6/18/2025 (4,144)
USD 1,665,128 SEK 16,725,000 6/18/2025 (81,108)
USD 678,964 SGD 900,000 6/18/2025 (19,548)
TOTAL
$ (1,986,153)
FUTURES CONTRACTS
— At May 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
FTSE/JSE Top 40 Index 5 06/19/25 $ 241,262 $ 13,858
IFSC NIFTY 50 Index 11 06/26/25 546,414 (6,304)
LONG GILT FUTURE 5 09/26/25 616,279 6,280
STOXX EUROPE 600 Index 3 06/20/25 93,521 1,036
U.S. Treasury 10 Year Note 77 09/19/25 8,540,984 61,536
U.S. Treasury 2 Year Note 49 09/30/25 10,164,438 12,964
U.S. Treasury 5 Year Note 56 09/30/25 6,065,500 29,000
Total Futures Contracts
$ 118,370
SWAP CONTRACTS
— At May 31, 2025 , the Portfolio had the following swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS
Payments Made by the
Fund
(a)
Payments Received by
the Fund
Termination
Date
Notional Amounts
(000's) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
8.620%
(b)
COOVIBR 2/18/2030 COP 2,350,000 $ 3,402 $ – $ 3,402
3.815
(c)
1 Day SONIO 4/10/2030 GBP 1,900 (4,095) – (4,095)
3.815
(c)
1 Day SONIO 4/14/2030 GBP 2,300 (4,986) – (4,986)
TOTAL $ (5,679) $ – $ (5,679)
(a)
Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to May 31,
2025.
(b)
Payments made quarterly.
(c)
Payments made annually.
Additional Investment Information  ( continued )

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
**End swaps header**
OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS
Reference Obligation/Index
Financing Rate
Received (Paid)
by the Fund Counterparty
Termination
Date
(a)
Notional
Amount (000's)
Unrealized
Appreciation/
(Depreciation)*
TRS SXDR 02/07/25 0.881%
(b)
JPMorgan Chase 07/03/2025 $ 1,043 $ (42,882)
TOTAL $ (42,882)
* There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(b) Payments made quarterly.
PURCHASED & WRITTEN OPTIONS CONTRACTS
— At May 31, 2025, the Fund had the following purchased and written option contracts:
OVER-THE-COUNTER OPTIONS ON EQUITIES
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
Purchased Option Contracts:
Calls
EQO IYR.P USD
06/20/25
Morgan
Stanley Co.,
Inc. $ 111.00 06/23/2025 11,629 $ 11,629 $ 1 $ 2,540 $ (2,539)
EQO IYR.P USD
06/20/25
Morgan
Stanley Co.,
Inc. 97.00 06/23/2025 14,537 14,537 5,540 51,329 (45,789)
Total purchased option contracts 26,166 $ 26,166 $ 5,541 $ 53,869 $ (48,328)
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
Written Option Contracts:
Calls
EQO IYR.P USD
06/20/25
Morgan
Stanley Co.,
Inc. $ 104.00 06/23/2025 (23,259) $ (23,259) $ (133) $ (23,273) $ 23,140
OVER-THE-COUNTER - INTEREST RATE SWAPTIONS
— At May 31, 2025 , the
Portfolio
had the following purchased and written option contracts:
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
Purchased Option Contracts:
Calls
EURO-BUND Merrill Lynch
EUR
132.50 08/22/2025 26 $ 26,000 $ 26,865 $ 43,644 $ (16,779)
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
Written Option Contracts:
Calls
EURO-BUND Merrill Lynch
EUR
135.00 08/22/2025 (26) $ (26,000) $ (10,333) $ (22,405) $ 12,072
(26) $ (26,000) $ (10,333) $ (22,405) $ 12,072
Puts
EQO TOPX JPY
12/19/25
JPMorgan
Chase
JPY
2,503.36 12/22/2025 (90,178) $ (90,178) $ (39,450) $ (58,005) $ 18,555
EQO SPX USD
07/18/25
Morgan
Stanley Co.,
Inc. $ 5,372.73 07/21/2025 (290) (290) (9,001) (41,249) 32,248
Additional Investment Information  ( continued )

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
MID U.S.
07/18/25
Morgan
Stanley Co.,
Inc. $ 2,762.12 07/21/2025 (367) $ (367) $ (9,729) $ (27,956) $ 18,227
Total written option contracts (90,861) $ (116,835) $ (68,513) $ (149,615) $ 81,102
Investment Abbreviations:
SONIO — Sterling Overnight Index Average
Additional Investment Information  ( continued )
**End swaps header** (continued)

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO
Schedule of Investments
May 31, 2025 (Unaudited)
Additional Investment Information
Shares Description Value
a a
Underlying Funds (Class R6 Shares)
(a)
– 89.8%
Equity – 89.8%
70,852,916 Goldman Sachs U.S. Tax-
Managed Equity Fund $ 3,313,790,868
50,362,197 Goldman Sachs International
Tax-Managed Equity Fund 743,346,024
8,126,310 Goldman Sachs International
Small Cap Insights Fund 120,756,965
8,826,888 Goldman Sachs Emerging
Markets Equity Insights Fund 81,472,179
327,018 Goldman Sachs Energy
Infrastructure Fund 4,509,577
TOTAL UNDERLYING FUNDS (CLASS R6 SHARES)
(Cost $2,038,937,563)
4,263,875,613
a
Exchange-Traded Funds – 0.7%
97,699 Health Care Select Sector SPDR
Fund 12,958,795
95,014 iShares Core MSCI EAFE ETF 7,844,356
307,200 Sprott Physical Uranium Trust* 4,953,792
79,716 iShares MSCI Mexico ETF 4,796,512
18,939 Sprott Physical Gold Trust* 476,316
404 iShares Core S&P 500 ETF 239,228
2,849 iShares iBoxx $ High Yield
Corporate Bond ETF 226,695
1,776 iShares Core MSCI Emerging
Markets ETF 100,682
460 Invesco Nasdaq 100 ETF 98,325
1,141 Vanguard Russell 2000 ETF 94,691
TOTAL EXCHANGE-TRADED FUNDS
(Cost $32,599,071)
31,789,392
Shares Dividend Rate Value
aa
Investment Company – 7.4%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
351,462,846 4.216% $ 351,462,846
(Cost $351,462,846)
TOTAL INVESTMENTS – 97.9%
(Cost $2,422,999,480)
$ 4,647,127,851
OTHER ASSETS IN EXCESS OF LIABILITIES
– 2.1%
98,905,430
NET ASSETS – 100.0%
$ 4,746,033,281
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Currency Abbreviations:
AUD — Australian Dollar
CHF — Swiss Franc
COP — Colombian Peso
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli New Shekel
INR — Indian Rupee
JPY — Japanese Yen
MXN — Mexican Peso
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — United States Dollar
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
—
At May 31, 2025, the
Portfolio
had the following forward foreign
currency exchange contracts:
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Gain
Morgan Stanley Co., Inc.
AUD 19,190,000 USD 12,001,061 6/18/2025 $ 371,654
CHF 8,740,000 USD 9,970,772 6/18/2025 669,945
DKK 41,640,000 USD 6,065,478 6/18/2025 279,659
EUR 32,640,000 USD 35,449,717 6/18/2025 1,649,556
GBP 13,870,000 USD 17,916,656 6/18/2025 772,509
ILS 880,000 USD 237,142 6/18/2025 13,357
INR 2,591,000,000 USD 29,702,448 6/18/2025 552,476
JPY 5,207,000,000 USD 35,018,649 6/18/2025 1,233,094
NOK 6,050,000 USD 575,060 6/18/2025 17,637
NZD 590,000 USD 335,681 6/18/2025 17,082
SEK 46,275,000 USD 4,624,795 6/18/2025 206,717
SGD 2,080,000 USD 1,554,543 6/18/2025 59,795

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Gain
Morgan Stanley Co., Inc.
(continued)
TRY 217,127,000 USD 5,157,411 6/18/2025 $ 286,037
USD 9,642,061 HKD 74,810,000 6/18/2025 86,153
TOTAL
$ 6,215,671
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Loss
Morgan Stanley Co., Inc.
HKD 17,320,000 USD 2,229,927 6/18/2025 (17,544)
USD 38,941,696 AUD 61,414,774 6/18/2025 (655,361)
USD 50,444,960 CHF 44,132,984 6/18/2025 (3,285,773)
USD 15,732,368 DKK 108,000,000 6/18/2025 (724,760)
USD 175,850,982 EUR 161,883,958 6/18/2025 (8,149,541)
USD 77,907,237 GBP 60,421,169 6/18/2025 (3,507,411)
USD 2,310,267 ILS 8,320,000 6/18/2025 (58,084)
USD 29,439,072 INR 2,591,000,000 6/18/2025 (815,851)
USD 128,360,814 JPY 18,752,154,282 6/18/2025 (2,193,878)
USD 4,042,488 MXN 83,750,000 6/18/2025 (266,637)
USD 3,093,620 NOK 33,550,000 6/18/2025 (193,154)
USD 1,109,518 NZD 1,930,000 6/18/2025 (44,435)
USD 17,599,576 SEK 176,775,000 6/18/2025 (857,270)
USD 7,136,660 SGD 9,460,000 6/18/2025 (205,473)
TOTAL
$ (20,975,172)
FUTURES CONTRACTS
— At May 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
FTSE/JSE Top 40 Index 59 06/19/25 $ 2,846,896 $ 163,529
IFSC NIFTY 50 Index 121 06/26/25 6,010,554 (69,342)
LONG GILT FUTURE 59 09/26/25 7,272,086 74,098
Russell 2000 E-Mini Index 53 06/20/25 5,480,995 604,773
S&P 500 E-Mini Index 191 06/20/25 56,497,800 6,619,722
STOXX EUROPE 600 Index 38 06/20/25 1,184,604 13,121
U.S. Treasury 10 Year Note 821 09/19/25 91,066,859 655,805
U.S. Treasury 2 Year Note 526 09/30/25 109,112,125 139,168
U.S. Treasury 5 Year Note 592 09/30/25 64,121,000 305,532
Total Futures Contracts
$ 8,506,406
SWAP CONTRACTS
— At May 31, 2025 , the Portfolio had the following swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS
Payments Made by the
Fund
(a)
Payments Received by
the Fund
Termination
Date
Notional Amounts
(000's) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
8.630%
(b)
REC FIX 8.63/PAY
FLOATING COOVIBR 2/18/2030 COP 24,940,000 $ 38,418 $ – $ 38,418
3.815
(c)
1 Day SONIO 4/10/2030 GBP 22,700 (48,924) – (48,924)
3.815
(c)
1 Day SONIO 4/14/2030 GBP 24,200 (52,463) – (52,463)
TOTAL $ (62,969) $ – $ (62,969)
(a)
Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to May 31,
2025.
(b)
Payments made quarterly.
Additional Investment Information  ( continued )

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
**End swaps header**
(c)
Payments made annually.
OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS
Reference Obligation/Index
Financing Rate
Received (Paid)
by the Fund Counterparty
Termination
Date
(a)
Notional
Amount (000's)
Unrealized
Appreciation/
(Depreciation)*
TRS SXDR 02/07/25 0.881%
(b)
JPMorgan Chase 07/03/2025 $ 11,107 $ (456,605)
TOTAL $ (456,605)
* There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(b) Payments made quarterly.
PURCHASED & WRITTEN OPTIONS CONTRACTS
— At May 31, 2025, the Fund had the following purchased and written option contracts:
OVER-THE-COUNTER OPTIONS ON EQUITIES
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
Purchased Option Contracts:
Calls
EQO IYR.P USD
20JUN25
ETCQ29 0
Morgan
Stanley and
Co. $ 111.00 06/23/2025 123,951 $ 123,951 $ 7 $ 27,071 $ (27,064)
EQO IYR.P USD
20JUN25
F65ZME 0
Morgan
Stanley and
Co. 97.00 06/23/2025 154,939 154,939 59,047 547,074 (488,027)
Total purchased option contracts 278,890 $ 278,890 $ 59,054 $ 574,145 $ (515,091)
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
Written Option Contracts:
Calls
EQO IYR.P USD
20JUN25
368AWJ 0
Morgan
Stanley and
Co. $ 104.00 06/23/2025 (247,902) $ (247,902) $ (1,416) $ (248,051) $ 246,635
Puts
EQO .TOPX JPY
19DEC25
SMKCXD
0
JPMorgan
Chase
JPY
2,503.36 12/22/2025 (949,258) $ (949,258) $ (415,270) $ (610,591) $ 195,321
EQO .SPX USD
18JUL25
LELL99 0
Morgan
Stanley and
Co. $ 5,372.73 07/21/2025 (3,076) (3,076) (95,477) (433,168) 337,691
MID  U.S.
7/18/25
P2762.1155
Morgan
Stanley and
Co. 2,762.12 07/21/2025 (3,934) (3,934) (104,291) (299,677) 195,386
Total written option contracts (1,204,170) $ (1,204,170) $ (616,454) $ (1,591,487) $ 975,033
Additional Investment Information  ( continued )

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
OVER-THE-COUNTER - INTEREST RATE SWAPTIONS
— At May 31, 2025 , the
Portfolio
had the following purchased and written option contracts:
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
Purchased Option Contracts:
Calls
EURO-BUND Merrill Lynch
EUR
132.50 08/22/2025 280 $ 280,000 $ 289,313 $ 487,096 $ (197,783)
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
Written Option Contracts:
Calls
EURO-BUND Merrill Lynch
EUR
135.00 08/22/2025 (280) $ (280,000) $ (111,274) $ (241,276) $ 130,002
(280) $ (280,000) $ (111,274) $ (241,276) $ 130,002
Investment Abbreviations:
SONIO — Sterling Overnight Index Average
Additional Investment Information  ( continued )
**End swaps header** (continued)

Goldman Sachs Global Tax-Aware Equity Portfolios
Schedule of Investments
May 31, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. With respect to the Portfolios’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”) GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments.
To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments— The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities— Equity securities traded on a United States securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Goldman Sachs Global Tax-Aware Equity Portfolios
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds
(“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying
Fund’s shareholder report.
Derivative Contracts— A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.
Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.
A forward foreign currency exchange contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
iii. Options — When the Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Global Tax-Aware Equity Portfolios
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Upon the purchase of a call option or a put option by the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.
iv. Swap Contracts — Bilateral swap contracts are agreements in which a Portfolio and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Portfolio and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member
(“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Portfolio is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.
An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
A total return swap is an agreement that gives a Portfolio the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a
Portfolio may also be required to pay the dollar value of that decline to the counterparty.
Level 3 Fair Value Investments— To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Portfolio’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV.
To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy— The following is a summary of the Portfolios’ investments classified in the fair value hierarchy as of May 31,
2025:
Enhanced Dividend Global Equity Portfolio
Investment Type
Level 1 Level 2 Level 3
Assets
Underlying Funds $ 381,493,316 $ — $ —
Exchange-Traded Funds 24,059,746 — —
Investment Companies 29,431,891 — —
Total
$ 434,984,953 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Forward Foreign Currency Exchange Contracts
(a)
$ — $ 593,587 $ —
Futures Contracts
(a)
124,674 — —
Interest Rate Swap Contracts
(a)
— 3,402 —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Global Tax-Aware Equity Portfolios
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
The Portfolios’ and Underlying Funds’ risks include, but are not limited to, the following:
Derivatives Risk — The Portfolios’ use of derivatives and other similar instruments (collectively referred to in this paragraph as
“derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Portfolios. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations,
Purchased Options Contracts $ — $ 32,406 $ —
Total
$ 124,674 $ 629,395 $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Forward Foreign Currency Exchange Contracts
(a)
$ — $ (1,986,153) $ —
Futures Contracts
(a)
(6,304) — —
Interest Rate Swap Contracts
(a)
— (9,081) —
Total Return Swap Contracts
(a)
— (42,882) —
Written Options Contracts — (68,646) —
Total
$ (6,304) $ (2,106,762) $ —
€ 1.00 € 1.00 € 1.00
Tax-Advantaged Global Equity Portfolio
Investment Type
Level 1 Level 2 Level 3
Assets
Underlying Funds $ 4,263,875,613 $ — $ —
Exchange-Traded Funds 31,789,392 — —
Investment Companies 351,462,846 — —
Total
$ 4,647,127,851 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Forward Foreign Currency Exchange Contracts
(a)
$ — $ 6,215,671 $ —
Futures Contracts
(a)
8,575,748 — —
Interest Rate Swap Contracts
(a)
— 38,418 —
Purchased Options Contracts — 348,367 —
Total
$ 8,575,748 $ 6,602,456 $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Forward Foreign Currency Exchange Contracts
(a)
$ — $ (20,975,172) $ —
Futures Contracts
(a)
(69,342) — —
Interest Rate Swap Contracts
(a)
— (101,387) —
Total Return Swap Contracts
(a)
— (456,605) —
Written Options Contracts — (727,728) —
Total
$ (69,342) $ (22,260,892) $ —
€ 1.00 € 1.00 € 1.00
(a)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Global Tax-Aware Equity Portfolios
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
liquidity risk, which includes the risk that the Portfolios will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Portfolios will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.
Dividend-Paying Investments Risk — A Portfolio’s investments in dividend-paying securities could cause a Portfolio to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Portfolio’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Portfolio to produce current income.
Expenses Risk — By investing in the Underlying Funds indirectly through the Portfolio, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also the expenses of the Portfolio.
Investments in the Underlying Funds Risk — The Portfolios invest primarily in a combination of Underlying Funds, and are subject to the risk factors associated with the investments of those Underlying Funds in direct proportion to the amount of assets allocated to each. A strategy used by the Underlying Funds may fail to produce the intended results. As of May 31, 2025, the Enhanced Dividend
Global Equity Portfolio invested 60.7% and 15.9% of its net assets in the Goldman Sachs U.S. Equity Dividend and Premium Fund
(the “U.S. Equity Dividend and Premium Fund”) and the Goldman Sachs International Equity Dividend and Premium Fund (the
“International Equity Dividend and Premium Fund”), respectively. Because of the high concentration of its assets in these Underlying
Funds, the Enhanced Dividend Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Equity Dividend and Premium Fund invests primarily in dividend paying equity investments in large capitalization U.S. issuers, with public stock market capitalizations within the range of the market capitalization of the S&P 500
®
Index at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the S&P 500
®
Index or related exchange-traded funds in an amount that is between
20% and 75% of the value of its portfolio. The International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in non-U.S. issuers with public stock market capitalizations within the range of capitalization of the Morgan Stanley
Capital International (“MSCI”) Europe, Australasia, Far East (“EAFE”) Index (“MSCI EAFE Index”) at the time of investment. This
Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the MSCI EAFE Index, other national or regional stock market indices or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio.
As of May 31, 2025, the Tax-Advantaged Global Equity Portfolio invested 69.8% and 15.7% of its net assets in the Goldman Sachs
U.S. Tax-Managed Equity Fund (the “U.S. Tax-Managed Equity Fund”) and the Goldman Sachs International Tax-Managed Equity
Fund (the “International Tax-Managed Equity Fund”), respectively. Because of the high concentration of its assets in these Underlying
Funds, the Tax-Advantaged Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Tax- Managed Equity Fund invests primarily in equity investments in U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the Russell 3000 Index. The International Tax-Managed Equity Fund invests primarily in equity investments in non-U.S.
issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the MSCI EAFE
Index. The investment adviser may seek tax-efficiency by offsetting gains and losses, limiting portfolio turnover or selling high tax basis securities for both Underlying Funds.
The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of an Underlying Fund’s net assets.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Global Tax-Aware Equity Portfolios
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an
Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s or the Underlying Fund’s expense ratio. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the underlying fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make the Portfolio more volatile. When the Portfolio uses leverage, the sum of that
Portfolio’s investment exposure may significantly exceed the amount of assets invested in the Portfolio, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause the Portfolio to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so.
The use of leverage by the Portfolio can substantially increase the adverse impact to which the Portfolio’s investment portfolio may be subject.
Market and Credit Risks — In the normal course of business, a Portfolio and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of securities in which a Portfolio and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Portfolio and/or an Underlying Fund and their investments. Additionally, a Portfolio and/or an Underlying Fund
may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the
Portfolio and the Underlying Fund have unsettled or open transactions defaults.
Tax-Managed Investment Risk — Because the investment adviser balances investment considerations and tax considerations, the pre-
tax performance of the Goldman Sachs Tax-Advantaged Global Equity Portfolio may be lower than the performance of similar funds that are not tax-managed. This is because the Investment Adviser may choose not to make certain investments that may result in taxable distributions to the Goldman Sachs Tax-Advantaged Global Equity Portfolio. Even though tax-managed strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Goldman Sachs Tax-Advantaged Global Equity
Portfolio to shareholders. A high percentage of an Underlying Fund’s NAV may consist of unrealized capital gains, which represent a potential future tax liability to shareholders.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)